CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,243,638	$ 1,675,875	$ 1,733,329
Expenses
Advertising and promotion	212,930	271,164	217,519
Audit and legal	84,354	63,962	67,322
Consulting fees	90,000	104,000	215,918
Depreciation	15,216	15,918	26,620
Directors' remuneration	12,000	12,000	12,000
Accretion on convertible debenture	0	0	(8,772)
Interest expense on long-term debt	0	0	2,500
Office and miscellaneous	82,316	74,077	60,568
Printing	17,579	26,245	11,533
Provision for bad and doubtful debts	(30,472)	55,917	16,242
Rent and operating	139,509	135,049	130,311
Salaries and benefits	695,639	635,260	514,508
Seminar operating expense	620	763	11,178
Stock based compensation	59,404	140,042	151,480
Telephone	18,808	27,339	28,404
Travel and entertainment	215,379	117,240	144,955
Operating Expenses, Total	(1,613,282)	(1,678,976)	(1,602,286)
Other income (loss)
Interest and sundry income	37,775	37,671	30,274
Gain (loss) on available-for-sale securities	50,193	(5,995)	41,315
Foreign exchange gain (loss) and other losses	35,294	(28,348)	100,996
Equity pick up	166,735	192,399	13,897
Loss on dilution of CWN Capital	0	0	(128,356)
Other income (loss), net	289,997	195,727	58,126
Income (loss) before income taxes	(79,647)	192,626	189,169
Deferred income tax recovery (expense)	(49,284)	(54,586)	107,435
Net income (loss) for the year	(128,931)	138,040	296,604
Other comprehensive income
Unrealized gain or loss on available-for-sale securities	22,309	(3,015)	0
Currency translation adjustments	13,359	(2,550)	(85,111)
Comprehensive income (loss)	35,668	(5,565)	(85,111)
Net income (loss) attributable to:
Common stockholders	(85,088)	198,966	188,746
Non-controlling interests	(43,843)	(60,926)	107,858
Net income (loss) for the year	(128,931)	138,040	296,604
Net comprehensive income (loss) attributable to:
Common stockholders	(49,722)	173,194	103,479
Non-controlling interests	(43,541)	(40,719)	108,014
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ (93,263)	$ 132,475	$ 211,493
Earning (loss) per share - basic (in dollars per share)	$ (0.01)	$ 0.01	$ 0.02
Earning (loss) per share - diluted (in dollars per share)	$ (0.01)	$ 0.01	$ 0.02
Weighted average number of common shares outstanding
- basic (in dollars)	10,950,000	10,950,000	10,873,288
- diluted (in dollars)	10,950,000	11,404,862	10,873,288